DEPOSITS	12 Months Ended
Dec. 31, 2013
DEPOSITS
NOTE 6 - DEPOSITS

The aggregate amount of time deposit accounts in denominations of $100,000 or more as of December 31, 2013 and 2012 was $29,703,000 and $31,331,000, respectively.

For time deposits as of December 31, 2013, the scheduled maturities for years ended December 31 are:

(In Thousands)
2014	$40,005
2015	17,095
2016	4,117
2017	4,856
2018	2,916
Total	$68,989

As of December 31, 2013, the Bank had one depositor with total deposits of $22,081,000 or 6.16% of the Company’s total deposits.